                                                        Registration No. 2-11466

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X

     Pre-Effective Amendment No. ___


     Post-Effective Amendment No. 76                               X


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X


     Amendment No. 26


                        (Check appropriate box or boxes.)

                              CENTURY SHARES TRUST

               (Exact Name of Registrant as Specified in Charter)

                 One Liberty Square, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (617) 482-3060

                         Richard F. Cook, Jr., Secretary

                 One Liberty Square, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                with copies to:
                            Matthew C. Dallett, Esq.
                               Palmer & Dodge LLP
                 One Beacon Street, Boston, Massachusetts 02108

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement has become effective

It is proposed that this filing will become effective (check appropriate box)


____ immediately upon filing pursuant to paragraph (b)
_X__ on April 30, 2001, pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [date], pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [date] pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CENTURY SHARES TRUST


                                 April 30, 2001


The investment objective of Century Shares Trust (the "Trust") is long-term growth of principal and income. The Trust seeks to achieve this objective by investing in a diversified portfolio of stocks of insurance companies, banks, insurance brokers, and other companies providing services to, or closely related to, insurance companies and banks.

                         INFORMATION IN THIS PROSPECTUS


Important Information About the Trust .....................................   2
     Investment Objective .................................................   2
     Principal Investment Strategies ......................................   2
     Principal Investment Risks ...........................................   2

Trust Performance .........................................................   2

Trust Fees and Expenses ...................................................   3

Investment Strategies and Related Risks ...................................   3
     Strategies to Meet the Trust's Goals .................................   3
     Risks of Investing in Insurance and Financial Services Companies .....   4

Management of the Trust ...................................................   4

Shareholder Information ...................................................   5
     Pricing of Trust Shares ..............................................   5
     Purchasing Shares ....................................................   5
     Redeeming Shares .....................................................   6
     Shareholder Account ..................................................   8
     Dividends and Distributions ..........................................   8
     Tax Consequences .....................................................   9

Financial Highlights ......................................................  10
How to Obtain More Information ............................................  12


The United States Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed on the adequacy of this Prospectus, nor has any state securities commission done so. Any contrary representation is a criminal offense.

                      IMPORTANT INFORMATION ABOUT THE TRUST

INVESTMENT OBJECTIVE

The Trust's goal is long-term growth of principal and income.

PRINCIPAL INVESTMENT STRATEGIES

The Trust concentrates its investments in equity securities issued by insurance companies and brokers, banks, and other companies providing services to, or closely related to, such companies. While not required, the Trust's investments in recent years have been predominantly in insurance companies.

The Trust's investment adviser, Century Capital Management, Inc. (the "Adviser"), purchases securities primarily for investment, rather than with a view to trading profits, which results in a low turnover ratio. The Adviser seeks to keep the Trust invested in companies with good long-term results and attractive valuations compared to the markets generally.

PRINCIPAL INVESTMENT RISKS

You take on investment risk when you purchase shares of the Trust. The market prices of shares in which the Trust invests fluctuate with changes in the financial condition of the companies and with changing investor perceptions. General economic and political factors also affect market prices. The share price of the Trust may change daily, and when shares are sold they may be worth more or less than their original cost. As a result, you risk losing money by investing in the Trust.

Because the Trust concentrates its investments in stocks issued by insurance, banking and other financial services companies, you are subject to risks particularly affecting those industries. These risks include the effect of changes in interest rates and government regulations or of claims activity due, for example, to natural disasters or changing demographic factors. These and other factors are described in more detail in "Investment Strategies and Related Risks" below.

TRUST PERFORMANCE

The Trust's annual returns for each of the last ten calendar years were as follows:


[graphic omitted]
                    1991                    31.51%
                    1992                    26.99%
                    1993                    (0.36)%
                    1994                    (3.90)%
                    1995                    35.23%
                    1996                    17.16%
                    1997                    50.13%
                    1998                     7.00%
                    1999                   (12.38)%
                    2000                    37.44%

During these 10 years, the Trust's highest return for any quarter was 26.94% (Q3
2000) and the lowest return was -19.82% (Q3 1999).

The Trust's average annual returns for the 1, 5, and 10 year periods ending December 31, 2000, compared with the Standard & Poor's 500 Stock Index over the same periods, were as follows:

                                           Past 1      Past 5      Past 10
                                            Year        Years       Years
                                            ----        -----       -----
   Century Shares Trust                    37.44%      17.78%       17.23%
       S&P 500 Index                       (9.10)%     18.33%       17.46%


The returns shown in the chart and table above include reinvestment of all dividends and capital gains distributions and reflect fund expenses. This information provides some indication of the risks of investing in the Trust by showing changes in the Trust's performance from year to year and by showing how the Trust's average annual returns have compared with those of a broad measure of market performance. (Of course, the S&P 500 does not incur expenses as the Trust does.)

A discussion of Trust performance is included in the Trust's annual report. The Trust provides a copy of the annual report to shareholders and, upon request and without charge, to each person to whom this Prospectus is delivered. As with any mutual fund, past performance of the Trust is not necessarily an indication of future performance.

TRUST FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

    SHAREHOLDER FEES (fees paid directly from your investment):


      o Maximum Sales Charge (Load) Imposed on Purchases              NONE
      o Maximum Deferred Sales Charge (Load)                          NONE
      o Maximum Sales Charge (Load) Imposed on Reinvested
          Dividends or other Distributions                            NONE
      o Redemption Fee on shares held less than 180 days (as a %
          of amount redeemed)*                                        1.00%
      o Exchange Fee                                                  NONE

    * The Trust will deduct a short-term trading fee in the specified percentage from the redemption proceeds if you sell your shares after holding them less than 180 days. This fee is paid to the Trust (for the shareholders' benefit) rather than the Adviser or any broker, and is designed to offset the brokerage commissions and other costs associated with redemptions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.


    ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Trust assets):


      o   Management Fees                                             0.67%
      o   Distribution and Service (12b-1) Fees                         0 %
      o   Other Expenses                                              0.16%
      o   Total Annual Fund Operating Expenses                        0.83%


o Example. This EXAMPLE is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


   1 year              3 years              5 years            10 years
   ------              -------              -------            --------
    $85                 $265                 $460               $1,025


                     INVESTMENT STRATEGIES AND RELATED RISKS

STRATEGIES TO MEET THE TRUST'S GOALS

The Trust's investment objective is long-term growth of principal and income. The Adviser seeks to achieve this objective through investment in a diversified portfolio of equity securities of insurance companies and brokers, banks, and other companies providing services to, or in a business closely related to, the insurance and banking industries.

The Trust invests in major financial services companies in order to participate in the basic growth of those industries. It also invests in many other smaller companies, including insurance brokers and service providers to the insurance and banking industries, that the Adviser believes will offer superior prospects, seeking with this portfolio mix to produce above-average results over the longer term.

The Adviser focuses on factors such as the following:

    o The long-term results of a company are important. A key measure is the ability to grow book value plus dividends per share at a meaningful rate over an extended period. In recent years the Adviser has used a target measure of 15% per year compounded over rolling five-year periods.
    o A company's ability and willingness to raise dividends regularly is valued.
    o The Adviser seeks out companies with superior management.
    o As a general rule, the Adviser attempts to buy shares of companies when their prices are temporarily out of favor or their valuation is lower than that of securities generally.


The Adviser purchases securities for the Trust primarily for investment, rather than with a view to trading profits. Accordingly, the Trust expects to have a low rate of portfolio turnover and associated trading costs, which should result in a lower current tax burden for shareholders compared to investing in a fund with higher turnover. The average portfolio turnover ratio was 8.6% over the past five years.


RISKS OF INVESTING IN INSURANCE AND FINANCIAL SERVICES COMPANIES

In addition to the general market, economic, and political risks of investing in stocks, some of which are described in "Principal Investment Risks" above, the Trust's principal investment strategies expose investors to the particular risks of investing in the insurance and financial services industries. Various factors directly affect the value of insurance and banking stocks. These include:

    o marketing competition
    o pricing of products
    o general economic conditions
    o claims activity
    o changes in interest rates
    o governmental regulation.

Particular types of insurance companies will be affected by different risk factors. For example:

    o exposure to natural disasters and other catastrophes may reduce the earnings of property-casualty insurance companies
    o changing mortality and morbidity rates affect life and health insurer profits.

Individual companies may be adversely affected by inadequate reserves or the inability to collect from reinsurance carriers. Risks also exist in the nature and degree of governmental regulation of the companies in which the Trust may invest. For example:

    o Rate regulation or tax law changes may adversely affect insurance companies.
    o The lowering of historical regulatory barriers between insurance and banking companies presents challenges to management of these companies that may adversely affect their performance.


                             MANAGEMENT OF THE TRUST


Century Capital Management, Inc. is the Trust's investment adviser. The Adviser's address is One Liberty Square, Boston, Massachusetts 02109. The Adviser, which is owned by its officers and certain related persons, was organized in April 1992, and became the Trust's investment adviser on July 1, 1994. Before that date and since the Trust's inception in 1928, the Trust was internally managed under the direction of its Trustees. The Adviser also is the investment adviser to Century Small Cap Select Fund, a registered investment company, as well as limited partnerships the investors in which are primarily institutions. The Adviser also serves as sub-advisor to two other publicly traded funds.


The Adviser has discretionary authority to invest the Trust's assets. The Trust's investments are managed by an investment committee of individuals who are officers of the Adviser. The Adviser also performs (or arranges for the performance of) certain management and administrative services necessary for the Trust's operation. Such services include providing office space, equipment and facilities, supervising relations with service providers (such as the Trust's custodian, transfer agent, accountants and attorneys), preparing shareholder communications, conducting shareholder relations, maintaining the Trust's existence and records, and maintaining the Trust's registration and qualification for sale of its shares.


The Trust pays the Adviser a fee, monthly in arrears, based on a percentage of the Trust's net asset value. For the year ended December 31, 2000, the aggregate fee paid to the Adviser was 0.67% of average net assets.


                             SHAREHOLDER INFORMATION

PRICING OF TRUST SHARES

The price of Trust shares is based on the Trust's daily net asset value. Net asset value is the market value of the Trust's investments plus cash, receivables and any other Trust assets, less liabilities. (Market value is the closing (last sale) price on the principal exchange for securities listed on national exchanges and the bid price for unlisted securities.) The Trust's net asset value divided by the number of shares outstanding is the net asset value per share.

The net asset value per share is computed by the Trust's custodian bank, State Street Bank and Trust Company, as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., New York City time) each day that the Exchange is open for trading. The New York Stock Exchange is closed on national holidays (except Columbus Day and Veterans' Day) and Good Friday. Net asset value would be computed on other days if there were a sufficient degree of trading in the Trust's portfolio securities that current net asset value might be materially affected. The price at which you purchase or redeem Trust shares is the net asset value per share as next determined after you place your order.

PURCHASING SHARES

You may purchase shares of the Trust by check or wire transfer. If you are already a shareholder, you may purchase additional shares by telephone. The Trust is a "no-load" fund, so you pay no sales commissions on a purchase directly from the Trust. The minimum initial investment is $1,000; the minimum investment for subsequent purchases is $50.

Delivery Instructions. To make an initial investment, you must complete and sign the Application to purchase shares and deliver it with your payment as follows:

         By Regular Mail                   By Overnight Express or Hand Delivery
         ---------------                   -------------------------------------
         Century Shares Trust              Boston Financial Data Services
         P.O. Box 8329                       Attention:  Century Shares Trust
         Boston, MA 02266-8329             66 Brooks Drive
                                           Braintree, MA 02184

Your purchase request will be completed and your shares will be purchased at the net asset value per share next computed after the Trust receives your Application and investment in proper form.

Purchases by Check. You should make your check payable to Century Shares Trust for the requested purchase amount. The Trust will not accept cash, third party checks, or checks drawn on banks located outside of the United States. If your purchase order for shares is cancelled because your check does not clear, you will be responsible for any loss incurred by the Trust; existing shareholders may have shares redeemed from their account to reimburse any loss.


Wire and Electronic Transfers. You may purchase shares by having your bank send a wire transfer to the Trust's custodian bank. Your bank may charge you a fee for a wire transfer. If you wish to send a wire transfer, notify us before the funds are wired by telephone: 800-303-1928. Use the following wire transfer instructions:


    State Street Bank and Trust Company
    ABA # 011000028; DDA # 99046583
    Credit Century Shares Trust
    [insert your Shareholder Registration Name and Account Number]

You may purchase additional shares of the Trust by having your bank account automatically drafted on a periodic basis. For more information and to receive the documentation required for this program, call the Trust.


Telephone Purchases. If you currently have an active account, you may make subsequent investments by telephone in accordance with policies established by the Trust. You can call us at 800-303-1928 to inquire about a telephone purchase or to place your order. The purchase price will be the net asset value per share next computed after receiving your order. Payment for shares purchased by telephone must be received within seven days or the order is subject to cancellation. At its discretion, the Trust may accept telephone orders from non-shareholders or securities dealers.


Transactions Through Intermediaries. You may purchase or redeem shares of the Trust through intermediaries such as certain broker-dealers, "fund supermarkets," banks, investment professionals, retirement accounts or other vehicles. An intermediary may charge you a fee for its service, and it may have procedures for purchasing and redeeming shares and account features differing from those that would apply if you deal directly with the Trust.

An intermediary may be a designated agent of the Trust. If so, orders it accepts at any time until the daily computation of the Trust's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those orders to the Trust separately for execution at the net asset value next computed after that business day.

General Policies. The Trust reserves the right to reject any order to purchase shares. In particular, the Trust may reject orders from investors whose trading practices are not considered to be consistent with the long-term investment objectives of the Trust. If your order to purchase shares is accepted and processed, you may not cancel or revoke the purchase, but you may redeem the shares purchased.

REDEEMING SHARES

You may redeem shares of the Trust by sending a written request for redemption to the Trust. The request should be delivered as follows:

         By Regular Mail                   By Overnight Express or Hand Delivery
         ---------------                   -------------------------------------
         Century Shares Trust              Boston Financial Data Services
         P.O. Box 8329                       Attention:  Century Shares Trust
         Boston, MA 02266-8329             66 Brooks Drive
                                           Braintree, MA 02184

In your written request, you must (1) indicate the number of shares or dollar amount to be redeemed, (2) provide your shareholder account number, and (3) have each record owner sign the request exactly as the shares are registered (e.g., a trustee or custodian must sign as such). The Trust does not permit redemption by telephone (except in limited circumstances as described below), fax, or email. You also may redeem shares through intermediaries as described above in "Purchasing Trust Shares."

Redemption orders are processed at the net asset value per share next computed after the Trust receives your order in good form. The price you receive in a redemption may be more or less than the price you paid when you purchased your shares and may result in a taxable capital gain or loss.

Required Documentation. Certain redemption requests must include a signature guarantee, which is an established commercial practice designed to protect you and the Trust from fraud. You must include a signature guarantee if: (1) you wish to sell more than $10,000 worth of shares, (2) you wish to have the redemption proceeds sent to an address different than that registered in your account, (3) you have changed your registered address within the last 60 days, or (4) you wish to have the redemption proceeds made payable to a person who is not the registered account owner. The signature guarantee must apply to the signature of each record owner on your account. You may obtain a signature guarantee from a participant in the Medallion signature guarantee program, such as a bank, credit union, or securities broker-dealer. A notary public cannot provide a signature guarantee.


Shares owned by corporations, trusts, partnerships, estates or other entities are subject to special rules regarding documentation required for redemption. These shareholders should call the Trust at 800-303-1928 to obtain specific instructions for their situation.


Payment for Redeemed Shares. Your redemption will normally be paid by check sent to you not later than seven days from the effective redemption date.


If you redeem shares within 180 days of purchase, the Trust will deduct a redemption fee from the proceeds payable to you. The redemption fee is 1.00% of the net asset value of the shares redeemed. This fee is retained by the Trust for the shareholders' benefit (and does not accrue to the Adviser) in order to offset the brokerage commissions and other costs associated with redemptions. In determining whether a redemption fee is payable when shares are redeemed, unless you instruct the trust otherwise in writing, the Trust will first redeem shares that are not subject to the fee and then will redeem other shares in the order in which you purchased them. The redemption fee does not apply to:

o shares redeemed for the sole purpose of using the redemption proceeds to purchase shares of Century Small Cap Select Fund (CSCSF), an open-end investment company also managed by the Adviser;

o shares acquired as a result of reinvesting dividends or other distributions of the Trust;

o shares held in an account of certain qualified retirement plans; or

o shares held in an account of certain broker wrap fee accounts.

The Trust may waive the fee in any case in its sole discretion.


The Trust is permitted to deliver assets in kind (in whole or in part) instead of cash for large redemptions. This election might apply if, over any 90-day period, any one shareholder redeemed shares for an amount in excess of $250,000 or 1% of the total net asset value of the Trust, whichever is less. A shareholder receiving a redemption in kind may incur brokerage costs in converting securities received into cash.

Possible Redemption Delays. If you have recently purchased shares by check and you wish to redeem those shares, the Trust may delay payment of the redemption proceeds to you until the check has cleared, which may take up to 15 calendar days from the purchase date.

As with all mutual funds, the Trust may suspend redemptions and defer payment when the New York Stock Exchange is closed (other than weekends or holiday) or trading on that Exchange is restricted, as permitted by the Securities and Exchange Commission, or during any emergency making it impractical for the Trust to dispose of its securities or value its assets.


Exchange Privilege. You are permitted to redeem shares by telephone for the sole purpose of using the redemption proceeds to purchase shares of CSCSF. Your redemption price for shares of the Trust and purchase price for shares of CSCSF will be the net asset value per share for each fund next computed after we receive your request; you will not be charged any additional fees for these transactions. You may incur taxable gain or loss on the redemption of Trust shares. The Trust and its transfer agent will use reasonable procedures to confirm the identity of shareholders and the authenticity of exchange instructions, including requiring personal identification, but will not be liable for following instructions communicated by telephone that are reasonably believed to be genuine. This privilege is automatically available to you without any further action on your part; however, the following procedures and restrictions apply:


       o all shares of CSCSF purchased with redemption proceeds must be registered in the same name, address, and taxpayer identification number as the shares of the Trust being redeemed;

       o you should read CSCSF's current prospectus before purchasing CSCSF shares with redemption proceeds;

       o you may purchase CSCSF shares only if you reside in a state where shares are authorized for purchase;

       o if you have recently purchased Trust shares, your purchase of CSCSF shares will be effected only after your purchase check has cleared (which may take up to 15 days from purchase);

       o income dividends and capital gains distributions for your new CSCSF shares will be treated in the same manner as they have been treated for your Trust shares, unless you change your choice in writing; and

       o this exchange privilege is subject to the Trust's right to suspend redemptions as described above.

The Trust may modify or terminate this privilege at any time without prior notice.

If you wish to utilize this exchange privilege, please telephone shareholder services at 1-800-303-1928. If you are unable to reach us by telephone, please contact the Trust by writing to the addresses provided in this Prospectus.

SHAREHOLDER ACCOUNT

The Trust bears the cost to maintain your shareholder account. However, the Trust may charge you a fee to cover its additional costs if you request a duplicate confirmation statement of a transaction or a historical transcript of your account. The Trust reserves the right on 60 days' prior written notice to impose charges to cover other administrative costs.

You will not receive share certificates from the Trust unless you specifically request them in writing. If you do hold issued certificates, they must be returned to the Trust with a redemption request for the shares they represent. If you lose issued certificates, you must pay for a surety bond obtained by the Trust on your behalf for the Trust's protection.

Because small accounts result in relatively higher administration costs, the Trust reserves the right to redeem shares in any account the value of which falls below $500 following any redemption by you. The Trust will notify you before doing so in order to allow you to increase your account balance above the minimum level.

You should communicate changes of address or other account information to the Trust at:

         By Regular Mail                   By Overnight Express or Hand Delivery
         ---------------                   -------------------------------------
         Century Shares Trust              Boston Financial Data Services
         P.O. Box 8329                       Attention:  Century Shares Trust
         Boston, MA 02266-8329             66 Brooks Drive
                                           Braintree, MA 02184

DIVIDENDS AND DISTRIBUTIONS

The Trust distributes to shareholders its net investment income in the form of income dividends. Net investment income represents the dividends, interest and other income earned from its investments, less its expenses. The Trust normally makes income dividend payments in June and December.

The Trust also distributes to shareholders its net realized capital gains in the form of capital gain distributions. These distributions represent capital gains realized by the Trust on its investments, less any capital losses. The capital gain distribution is normally made in December.

The Trust will reinvest your income dividends and capital gain distributions in additional shares of the Trust unless you choose one of the following options:

o Income Option - you will receive income dividends in cash and have capital gain distributions reinvested; or
o Cash Option - you will receive both income dividends and capital gain distributions in cash.

You should indicate your choice in the Application you complete with your initial share purchase. You may change your choice at any time by writing the Trust.

TAX CONSEQUENCES

If your shares are not held in a tax-advantaged retirement account, you should be aware of the following federal tax implications.

Income dividends and capital gains distributions are generally subject to federal income tax, and may also be subject to state or local taxes. Capital gain distributions may be taxable at different rates, depending on the length of time the Trust holds its assets. At the present time, for federal tax purposes both income dividends and short-term capital gains distributions are taxable to you as ordinary income. Long-term capital gain distributions are generally taxable to you as long-term capital gains regardless of the length of time you have owned Trust shares. Any taxable distributions you receive will generally be taxable whether you receive them in cash or reinvest them in shares of the Trust.

o If you purchase shares of the Trust shortly before a distribution, you will be "buying a dividend" and you will effectively receive back a portion of your investment in the form of a taxable income dividend or capital gains distribution.

When you redeem shares, including for purposes of purchasing shares in CSCSF, you may realize a taxable capital gain or loss for federal income tax purposes. You will realize a taxable capital gain if the price you receive on redemption is greater than the cost of the shares that you redeem.

This is only a summary of certain federal income tax consequences. You should consult your tax advisor about state and other taxes, as well as your particular tax situation.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Trust's financial performance for the past 5 years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate than an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Trust's financial statements, are included in the Trust's annual report, which is available upon request.

                                                          Year Ended December 31,


                                             2000        1999       1998        1997        1996
                                             ----        ----       ----        ----        ----
Net Asset Value, beginning of year           $34.32     $44.66      $44.66      $31.30     $28.07
Income (Loss) from Investment Operations:
  Net investment income                      $ 0.39     $ 0.42      $ 0.41      $ 0.39      $ 0.46
  Net realized and unrealized gain (loss)     12.39      (6.05)       2.71       15.25        4.34
                                             ------     ------      ------      ------      ------
  Total from investment operations           $12.78     $(5.63)     $ 3.12      $15.64      $ 4.80
Less Distributions From:
  Net investment income                      $(0.38)    $(0.40)     $(0.40)     $(0.38)     $(0.46)
  In excess of net investment income             --      (0.01)         --          --          --
  Net realized gain on investment
    transactions                              (3.75)     (4.30)      (2.72)      (1.90)      (1.11)
                                             ------     ------      ------      ------      ------
  Total distributions                        $(4.13)    $(4.71)     $(3.12)     $(2.28)     $(1.57)
Net Asset Value, end of year                 $42.97     $34.32      $44.66      $44.66      $31.30
                                             ======     ======      ======      ======      ======
Total Return                                  37.44%    (12.38)%      7.00%      50.13%      17.16%

Ratios/Supplemental Data:
  Net assets, end of year (in millions)      $  418     $  310        $415      $  415      $  271
  Ratio of expenses to average net assets      0.83%      0.82%       0.78%       0.82%       0.87%
  Ratio of net income to average net assets    1.05%      1.00%       0.88%       1.04%       1.58%
Portfolio Turnover Rate                          17%        11%          6%          6%          3%

HOW TO OBTAIN MORE INFORMATION


A Statement of Additional Information ("SAI") for the Trust dated April 30, 2001, includes additional information about the Trust. The SAI is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). Information about the Trust's investments is also available in its annual and semi-annual reports to shareholders. The Trust's most recent annual report provides a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

The SAI and the Trust's annual and semi-annual reports and other information are available, without charge, upon request to the Trust. Investors may contact the Trust by calling 1-800-321-1928, by sending e-mail to "email@centuryfunds.com" or by writing to:


                              Century Shares Trust
                               One Liberty Square
                           Boston, Massachusetts 02109


Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available on the Commission's Internet site at http://www.sec.gov; copies of this information may be obtained, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act File Number 811-00019

                              CENTURY SHARES TRUST

                               One Liberty Square
                           Boston, Massachusetts 02109
                          800-321-1928 or 617-482-3060
                             email@centuryfunds.com

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 30, 2001

This Statement of Additional Information supplements the Trust's Prospectus dated April 30, 2001. You may obtain a copy of the Prospectus free of charge by writing, calling or sending an email to the Trust. This Statement of Additional Information is not a Prospectus.


                         -----------------------------

                                TABLE OF CONTENTS


The Trust.................................................................    2
Management of the Trust...................................................    3
Control Persons and Principal Holders of Securities.......................    5
Investment Advisory and Other Services....................................    5
Brokerage Allocation and Other Practices..................................    6
Capital Stock and Other Securities........................................    7
Purchase, Redemption and Pricing of Shares................................    7
Taxation of the Trust.....................................................    8
Underwriters..............................................................    8
Calculation of Performance Data...........................................    8
Financial Statements......................................................    9


                         -----------------------------

                                    THE TRUST


Century Shares Trust is a "Massachusetts trust" organized under the laws of Massachusetts in March 1928. Wiesenberger Investment Companies Service, 1985 Ed., a recognized independent compilation of mutual fund industry statistics, lists the organization dates of "virtually all mutual funds registered for sale in the United States," and indicates that nine mutual funds in addition to the Trust were organized in or prior to 1928.


The Trust operates as a diversified, open-end management investment company.

In pursuing its investment objectives described in the Prospectus, the Trust may invest in stock of the types of entities described in the Prospectus and holding companies or subsidiaries of such entities, as well as in securities convertible into or exercisable for such stock. The Trust also may invest in debt instruments of domestic governmental and non-governmental issuers of investment grade at the time of purchase.

The Trust may not:

o  issue senior securities;

o borrow money, except temporary borrowing that does not cause the outstanding indebtedness of the Trust to exceed 10% of its gross assets (valued at market) or of its liquidating value, whichever is lower (Any temporary borrowings also would be subject to the 300% asset coverage requirement of the Investment Company Act of 1940. If the Trust were to borrow temporarily, this could require it to liquidate portfolio securities at a disadvantageous time.);

o  act as underwriter of securities;

o invest more than 5% of its gross assets (valued at market) in the securities of any one issuer;

o  hold more than 10% of any class of the securities of any one issuer;

o purchase or sell real estate, commodities, or commodity contracts, except in satisfaction of a debt or in connection with a merger, consolidation, reorganization, or other activities of the Trust;

o  make loans;

o  invest in debt securities other as described above;

o invest in the securities of other investment companies, except by purchase in the open market that does not require any commission or result in any profit to an underwriter or dealer, other than customary brokers' commissions;

o invest in the securities of companies that have a record (including the record of any predecessors) of fewer than three years' continuous operation;

o  invest for the purpose of exercising control or management;

o  purchase securities on margin or sell short; or

o purchase or retain in its portfolio any securities of an issuer if the officers or Trustees of the Trust that own beneficially more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

The principal investment objectives of the Trust and the limitations listed above may not be changed without the vote or written approval of a majority of the outstanding shares of the Trust.

Additionally, the Trustees currently have a policy that will not allow investments in convertible securities to exceed 5% of total investments.

                             MANAGEMENT OF THE TRUST

The Trustees named below are responsible for setting policy and overseeing the Trust's activities. The Trustees hire and supervise the performance of the companies that provide services to the Trust, such as the investment adviser, the independent accountants, and the custodian. The Trustees elect their successors.

The following table provides information regarding each Trustee and officer of the Trust:

     NAME, ADDRESS AND AGE        POSITION(S) HELD WITH TRUST     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
     ---------------------        ---------------------------     -------------------------------------------

William O. Bailey                Trustee                        o Terra Nova (Bermuda) Holdings Ltd.,
P.O. Box SN 197                                                   Former Chairman, President & CEO
Southampton Bermuda                                               (insurance holding company)
Age:  74                                                        o Century Small Cap Select Fund, Trustee
                                                                  (investment company)#
                                                                o MBIA, Inc., Former Director and CEO
                                                                  (insurance company)
                                                                o RamRe, Inc., Director
                                                                  (financial guaranty insurance)


John E. Beard                    Trustee                        o Ropes & Gray, Partner (attorneys)
One International Place                                         o Century Small Cap Select Fund, Trustee
Boston, Massachusetts                                             (investment company)#
Age:  68

William W. Dyer, Jr.*            Trustee                        o Century Capital Management, Inc., Director and Former Managing
One Liberty Square                                                Director (investment adviser)#
Boston, Massachusetts                                           o Century Small Cap Select Fund, Trustee and Vice President
Age: 66                                                           (investment company)#
                                                                o CCP Capital, Inc., Director and
                                                                  Former Vice President (management services)#
                                                                o CCP Capital II, LLC, Managing Member
                                                                  (management services)#


Allan W. Fulkerson*              Chairman of the Trustees       o Century Capital Management, Inc., President
One Liberty Square                                                and Director (investment adviser)#
Boston, Massachusetts                                           o Century Small Cap Select Fund, Trustee and Chairman of
Age: 67                                                           the Trustees (investment company)#
                                                                o CCP Capital, Inc., President and Director
                                                                  (management services)#
                                                                o CCP Capital II, LLC, Managing Member
                                                                  (management services)#
                                                                o Massachusetts Fiduciary Advisors, Inc.,
                                                                  President and Director (investment adviser)#


Davis R. Fulkerson*              Trustee                        o Century Capital Management, Inc.,
One Liberty Square                                                Managing Director (investment adviser)#
Boston, Massachusetts                                           o Century Small Cap Select Fund, Trustee
Age: 35                                                           (investment company)#
                                                                o CCP Capital II, LLC, Managing
                                                                  Member (management services)#
                                                                o Massachusetts Fiduciary Advisors, Inc.,
                                                                  Vice President (investment adviser)#

Ernest E. Monrad                 Trustee                        o Northeast Investors Trust, Chairman of the
50 Congress Street                                                Trustees (investment company)
Boston, Massachusetts                                           o Century Small Cap Select Fund, Trustee
Age:  70                                                          (investment company)#


Michael J. Poulos                Trustee                        o Western National Corporation (holding
3 Riverway Plaza                                                  company) and Western National Life Insurance
Houston, Texas                                                    Company, Retired Chairman, President and Chief
Age:  70                                                          Executive Officer
                                                                o Century Small Cap Select Fund, Trustee
                                                                  (investment company)#

Jerry S. Rosenbloom              Trustee                        o The Wharton School, University of
308 Colonial Penn Center                                          Pennsylvania, Professor of Insurance and Risk
3641 Locust Walk                                                  Management
Philadelphia, Pennsylvania                                      o Century Small Cap Select Fund, Trustee
Age:  62                                                          (investment company)#

Alexander L. Thorndike*          Trustee                        o Century Capital Management, Inc.,
One Liberty Square                                                Managing Director (investment adviser)#
Boston, Massachusetts                                           o Century Small Cap Select Fund, Trustee and
Age: 35                                                           Vice President (investment company)#
                                                                o CCP Capital II, LLC, Managing Member
                                                                  (management services)#
                                                                o William Blair and Company LLC,
                                                                  Analyst (broker-dealer)

Richard F. Cook, Jr.             Secretary                      o Century Capital Management, Inc., Managing
One Liberty Square                                                Director, Treasurer, Clerk and Director (investment adviser)#
Boston, Massachusetts                                           o Century Small Cap Select Fund, Secretary
Age:  50                                                          (investment company)#
                                                                o CCP Capital, Inc., Vice President,
                                                                  Treasurer, Clerk and Director (management
                                                                  services)#
                                                                o CCP Capital II, LLC, Managing Member
                                                                  (management services)#
                                                                o Massachusetts Fiduciary Advisors, Inc.,
                                                                  Senior VP, Treasurer and Clerk (investment
                                                                  adviser)#

-------------
* Indicates Trustees who are interested persons of the Trust.
# Indicates a position with an entity that may be deemed an "affiliated person" of the Trust.


Messrs. Allan and Davis Fulkerson, Dyer, Thorndike, and Cook are affiliated with the Adviser and receive no compensation from the Trust. The remaining Trustees of the Trust received the compensation shown below from the Trust and from Century Small Cap Select Fund (also managed by the Adviser) with respect to the Trust's fiscal year ending December 31, 2000.



                                            PENSION OR            TOTAL
                                            RETIREMENT        COMPENSATION
                           AGGREGATE     BENEFITS ACCRUED      FROM TRUST
     NAME OF PERSON,      COMPENSATION   AS PART OF TRUST   AND FUND COMPLEX
        POSITION         FROM THE TRUST    EXPENSES (1)     PAID TO TRUSTEES
        --------         --------------    ------------     ----------------


William O. Bailey,          $22,000             --               $24,500
Trustee

John Beard,                 $20,000             --               $22,000
Trustee

Ernest E. Monrad,           $22,000             --               $24,500
Trustee

Michael J. Poulos,          $22,000             --               $24,500
Trustee

Jerry S. Rosenbloom,        $22,000             --               $24,500
Trustee


(1) The Trust neither sponsors nor pays pension or retirement benefits to Trustees or officers of the Trust.

Both the Trust and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. Both codes of ethics permit personnel of the Trust and the Adviser, subject to the codes, to invest in securities, including securities that may be purchased or held by the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 11, 2001, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Trust. As of April 11, 2001, Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA, 94104 was the record owner of two accounts with a combined share balance equal to approximately 7.8% of the Trust's outstanding shares. The Trust believes these accounts hold shares beneficially owned by clients of Charles Schwab & Co., Inc. As of April 11, 2001 CUDD & Co., c/o Chase Manhattan Bank, N.A., 1211 Sixth Avenue, New York,
NY, 10036-8701 was the record owner of an account with a share balance equal to approximately 5.9% of the Trust's outstanding shares.


INVESTMENT ADVISORY AND OTHER SERVICES


Investment Adviser. Century Capital Management, Inc., the Trust's investment adviser, is solely owned by its officers and certain related persons. Allan W. Fulkerson, who exercises voting control over the Adviser, is both Chairman of the Trustees of the Trust and President and a Director of the Adviser. William
W. Dyer, Jr., Davis R. Fulkerson and Alexander L. Thorndike are Trustees of the Trust, and they, along with Richard F. Cook, Jr., Secretary of the Trust, each serve as a Managing Director and/or Director of the Adviser.

The Trust pays the Adviser a fee, monthly in arrears, equal to one-twelfth (1/12th) of the sum of seven-tenths of one percent (0.7%) of the first $250 million and six-tenths of one percent (0.6%) of the amount exceeding $250 million, of the net asset value of the Trust at the end of each month. The Trust's advisory agreement with the Adviser provides that the Adviser's fee will be reduced by an amount necessary to prevent the Trust's aggregate expenses from exceeding the most restrictive of the expense limitation imposed by any state securities commission in states in which the Trust's shares are registered or qualified for sale. For the years 2000, 1999 and 1998, the Trust paid the Adviser total fees of $2,191,129, $2,418,933 and $2,776,322, respectively.


As investment adviser to the Trust, the Adviser acts with discretionary authority to invest the Trust's assets. The Adviser also performs (or arranges for performance of) certain management and administrative services necessary for the operation of the Trust. These services include providing office space, equipment and facilities, supervising relations with the Trust's custodian, transfer agent, accountants, attorneys and other third-party service providers, preparing shareholder communications, conducting shareholder relations, maintaining the Trust's existence and records and maintaining the Trust's registration and qualification for sale of its shares. The Adviser may be reimbursed by the Trust for the allocated cost of the Adviser's employees' providing shareholder, transfer agent and accounting services to the Trust. The Trust pays its other expenses. Expenses of the Trust for compensation, office rental and other office expenses, and investment advisory, statistical and research services are subject to an annual overall limitation in the Declaration of Trust of 1.5% of average quarterly net assets up to $30,000,000 and 1% of average net quarterly assets over that amount.

Principal Underwriter and Sub-Administrator. Forum Fund Services, LLC ("FFS"), Two Portland Square, Portland, Maine 04101, serves as the distributor (also known as principal underwriter) and sub-administrator of the shares of the Trust pursuant to a distribution and sub-administration agreement with the Trust. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. FFS does not receive any compensation for distributing the Trust's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Trust.

Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, through its subsidiary Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts, acts as the Trust's transfer agent and dividend paying agent. Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, CA 94104 may act as transfer agent with respect to certain retirement plans of which it is trustee.

Custodian. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts as the custodian of the Trust's cash and investment securities. The custodian also is responsible for receipt and delivery of the Trust's investment securities, as well as other matters specified in the custodial agreement.

Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, acts as the independent accountants for the Trust. The independent accountants are responsible for auditing the Trust's financial statements.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Trust's portfolio transactions are executed by broker-dealers and banks selected by the Adviser. During the years 2000, 1999 and 1998, brokerage commissions were $126,997, $159,319 and $33,953, respectively. The higher commissions in 2000 and 1999 compared with 1998 resulted from more transactions requiring brokerage payments during those years.

The Adviser selects broker-dealers to execute Trust investment transactions based on many factors, including the size and type of the transaction, the reputation, experience, and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Execution at the most favorable prices and in the most effective manner possible are the primary considerations. To minimize brokerage charges, the Adviser seeks to execute portfolio transactions with a primary market maker in over-the-counter transactions, except in those circumstances where better prices and execution are available elsewhere. Purchases from market makers or other dealers will include the spread between the bid and the asked price.

When more than one broker-dealer firm meets the foregoing criteria for a particular transaction, the Adviser may give consideration to those firms that supply research services that may contribute to the overall performance of the Trust and of the Adviser's other client accounts, and not all of these services may be used in connection with the Trust. The research services may include analysis, quotations and statistical or other information, and the Adviser may at times pay a higher commission rate than might have been available elsewhere in recognition of the value of such services; however, the transaction will always meet the Adviser's overall criteria for obtaining best execution.

Investment decisions for the Trust are made independently from those for other clients of the Adviser and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Trust and for one or more other client accounts. The Adviser or its personnel may have interests in one or more of those client accounts. The Adviser has adopted allocation procedures designed to allocate securities and prices fairly between the Trust and the Adviser's various other accounts.

CAPITAL STOCK AND OTHER SECURITIES

Ownership of the Trust is represented by shares of $1.00 par value. The number of shares is not limited. Each share has the same rights as every other share. Shares have no preemptive rights and are fully paid and non-assessable. Shares may be redeemed at any time at net asset value. The Trust may redeem shares in any account valued at less than $500 after any redemption by the shareholder to minimize the disproportionately high administrative costs associated with small account balances.

SHAREHOLDERS HAVE NO RIGHT TO VOTE IN THE SELECTION OF TRUSTEES OR OTHER MATTERS RELATING TO THE MANAGEMENT OF THE TRUST (EXCEPT THAT A TRUSTEE MAY BE REMOVED FROM OFFICE AS PROVIDED IN THE INVESTMENT COMPANY ACT); PROVIDED THAT THE DECLARATION OF TRUST MAY BE AMENDED OR TERMINATED WITH THE WRITTEN CONSENT OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES.

The Trust may create and issue additional series of shares, subject to the Investment Company Act of 1940, when, as and if the Trustees may determine, without further action by the shareholders. The Declaration of Trust gives the Trustees authority to fix and determine the relative rights and preferences as between different series as to dividends and other distributions and on liquidation or termination of the Trust, and also to determine provisions concerning investment, reinvestment, sinking or purchase Trusts, conversion rights, the manner of determining Trustee remuneration with respect to such series, and conditions under which the several series shall have separate voting rights or no voting rights.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares. The Trust offers its shares directly to the public without any sales charge, as described in the Prospectus. The shares also may be purchased through broker-dealers, banks, and "fund supermarkets," which may charge a fee for this service. The Trust may from time to time issue its shares in exchange for securities held in the portfolio of another investment company, trust, or securities owner. Such a transaction would generally involve the issuance of trust shares at net asset value, based upon the value of the securities acquired.

A broker-dealer or other intermediary may be a designated agent of the Trust. If so, orders that it accepts for the purchase of shares at any time until the daily computation of the Trust's net asset value would receive that value as the purchase price per share. (The agent would then segregate any orders received after the daily computation and transmit those separately to the Trust for execution at the net asset value as determined at the end of the next trading day.) A purchase made through an intermediary that is not a designated agent of the Trust is made at the net asset value next determined after the order is actually received by the Trust.


Share redemptions may be made directly from the Trust or through an intermediary, which may charge a fee for the service. In addition, as described in the Trust's prospectus dated April 30, 2001, the Trust permits shareholders to redeem by telephone for the sole purpose of using the redemption proceeds to purchase shares of Century Small Cap Select Fund. Shares may be redeemed at any time at net asset value, subject to a redemptiom fee upon redemption of shares held less than 180 days at the rate of 1.00% of the redemption proceeds, as described in more detail in the Prospectus under Shareholder Information - Purchasing Shares. The Trust may redeem shares in any account valued at less than $500 after any redemption by the shareholder to minimize the disproportionately high administrative costs associated with small account balances. The Trust has the right to suspend redemption when the New York Stock Exchange is closed (other than on weekends or holidays) or trading on the New York Stock Exchange is restricted during any period permitted by order of the Securities and Exchange Commission for the protection of investors.


The Trust is permitted to deliver assets in kind (in whole or in part) in lieu of cash for large redemptions pursuant to Rule 18f-1 under the Investment Company Act of 1940. The Trustees are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the liquidating value of the Trust, during any 90-day period for any one shareholder, but may make redemptions in kind above that limitation. Shareholders receiving redemptions in kind may incur brokerage costs in converting securities received in cash.

Offering Price. The offering price of the Trust's shares is the net asset value per share. Net asset value of the Trust is determined by the Trust's custodian as described in the Prospectus. Equity securities traded on a national securities exchange or Nasdaq are valued at the last sale price on the national securities exchange on which such securities are primarily traded or Nasdaq, as the case may be. Securities for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will generally be valued based on market quotations.

Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other debt securities are valued by a pricing service that utilized electronic date processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Trust.

Securities quoted in foreign currency, if any, are valued in U.S. dollars at the foreign currency exchange rate prevailing at the time the net asset value per share is determined.

TAXATION OF THE TRUST


For 2000, the Trust qualified as a "regulated investment company" under the Internal Revenue Code and it intends to be so qualified throughout 2001. This special tax status means that the Trust will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Trust must comply with certain requirements. If the Trust fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Trust could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


UNDERWRITERS

Under a distribution and sub-administration agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in conneciton with the offering of shares of the Trust. FFS continually distributes shares of the Trust, but has no obligation to sell any specific quantity of Trust shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Trust. FFS does not receive any compensation for distributing the Trust's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Trust.

CALCULATION OF PERFORMANCE DATA

The Trust may from time to time present its investment performance in advertisements, shareholder reports or other communications. In those communications, the Trust may compare its performance to (a) indexes of groups of unmanaged stocks, such as the Standard and Poor's Stock Indexes, the Dow Jones Averages, and the Nasdaq and Russell stock indexes, (b) indexes of mutual funds prepared by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, and (c) the Consumer Price Index demonstrating changes in the average cost of living. The investment performance of the Trust or such indexes may be calculated, ranked, rated or otherwise described by independent publications or analysts such as Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, Lipper Analytical Services, Inc., Money Magazine, Morningstar, Mutual Trust Forecaster, No Load Trust X, The Value Line Mutual Trust Survey, The Wall Street Journal, Wiesenberger Investment Companies Service, Consumers Digest, Consumer Reports, Financial World, Kiplinger's Personal Finance Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, and Worth, and such information may also be presented, as well as performance listings or rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In such communications from time to time the Trust may also present historical information depicting the value of a hypothetical account of the Trust since inception; it may reproduce material from previous Trust prospectuses, reports, or other documents for illustrative or comparative purposes; and it may provide general current or historical information about economic, political, or business conditions affecting the industry sectors in which it invests. Such information may be presented in various forms, including through quotations from publications such as those listed above or quotations from interviews given by one or more portfolio managers or other employees of the Adviser to print media, such as The Wall Street Journal or Business Week, or any electronic news media.

In presenting investment results, the Trust may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

An investment in shares of the Trust with all dividends reinvested would have provided the average annual compounded rate of return ("Average Annual Total Return") listed below for each of the indicated periods:

                                                          Average Annual
                       Investment Period                   Total Return
                       -----------------                   ------------


         One Year Ending December 31, 2000                    37.44%

         Five Years Ending December 31, 2000                  17.78%

         Ten Years Ending December 31, 2000                   17.23%


Average Annual Total Return is computed as follows. A hypothetical investment of $1,000 ("Invested Amount") is assumed to have been made at the beginning of the investment period, resulting in the purchase of a certain number of shares at the effective net asset value. All income dividend and capital gain distributions made by the Trust over such period are assumed to have been reinvested in additional shares at the then effective net asset value, thereby increasing share holdings. At the end of the investment period, the number of shares then assumed held is multiplied by the ending net asset value, resulting in the amount which the assumed investment would have been worth on redemption at that time ("Redeemed Amount"). The Redeemed Amount is then compared to the Invested Amount, and the average annual compounded rate of return is derived for the period by application of a standard compound interest rate calculation.

The Average Annual Total Return figures provided above are computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the formula P(1 + T)n = ERV, where:

                P    =  a hypothetical initial payment of $1,000,
                T    =  average annual total return,
                n    =  number of years, and
                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

FINANCIAL STATEMENTS


The Trust's financial statements appearing in the Trust's annual report for 2000 and the report thereon of Deloitte & Touche LLP, independent accountants, also appearing therein, are incorporated by reference into this Statement of Additional Information. You may obtain a copy of the annual report without charge upon request to the Trust.

PART C.  OTHER INFORMATION

ITEM 23.          EXHIBITS.

      (a) Copy of Declaration of Trust as amended to July 1, 1994, filed as
          Exhibit 23(a) with the Seventy-Third Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

      (b) None.

      (c) None.

      (d) Copy of Investment Advisory and Management Services Agreement between the Trust and Century Capital Management, Inc., effective July 1, 1994, filed as Exhibit 23(d) with the Seventy-Second Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.


      (e) Copy of Distribution and Subadministration Agreement dated as of October 1, 2000, by and among the Trust, Century Capital Management, Inc. and Forum Fund Services, LLC, filed as Exhibit 23(e) with the Seventy-Fifth Post-Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.


      (f) Not applicable.

      (g) Copy of the Custodian Contract, dated as of November 1, 1993, between State Street Bank and Trust Company and the Trust, filed as
          Exhibit 23(g) with the Seventy-Second Post Effective
          Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

      (h) Copy of the Transfer Agency and Service Agreement, dated as of November 1, 1993, between State Street Bank and Trust Company and the Trust, filed as Exhibit 23(h) with the Seventy-Second Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

      (i) (1) Opinion of Palmer & Dodge LLP as to legality of shares being registered, filed as Exhibit 10 with the Seventy-First Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

           (2) Consent of Palmer & Dodge LLP, filed herewith as
               Exhibit 23(i)(2).

      (j) Written consent of certified public accountants, filed herewith as
          Exhibit 23(j).

      (k) None.

      (l) None.

      (m) None.

      (n) None.


      (p) (1) Code of Ethics of Century Shares Trust (as amended June 7, 2000), filed as Exhibit 23(p)(1) with the Seventy-Fifth Post-Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

          (2) Code of Ethics of Century Capital Management Inc. (as amended June 7, 2000), filed as Exhibit 23(p)(2) with the Seventy-Fifth Post-Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.


          (3) The Trust is not required to file the Code of Ethics for Forum Fund Services, LLC pursuant to the exception provided by Rule 17j-1(c)(3) under the Investment Company Act of 1940.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

There are no subsidiaries of, or other persons controlled by, the Trust. The following persons may be deemed to be under common control with the Trust as a result of direct or indirect control by shareholders of Century Capital Management, Inc., the investment adviser to the Trust.

                                   State of
Person                           Organization     Basis of Control

Century Capital Management, Inc.      MA          Ownership of more than 25% of
                                                  voting stock by Allan W.
                                                  Fulkerson, a Trustee of the
                                                  Trust.

Century Small Cap Select Fund         MA          Century Capital Management,
                                                  Inc. is the investment adviser
                                                  of Century Small Cap Select
                                                  Fund.

CCP Capital, Inc.                     MA          Ownership of more than 25% of
                                                  voting stock by each of
                                                  Messrs. Fulkerson and William
                                                  W. Dyer, Jr., a Trustee of the
                                                  Trust.

CCP Capital II, LLC                   DE          Ownership of more than 25% of
                                                  member interests by Mr.
                                                  Fulkerson and affiliates.

Massachusetts Fiduciary               MA          Ownership of more than 25% of
  Advisors, Inc.                                  voting stock by Mr. Fulkerson.


Century Capital Partners, L.P.        DE          CCP Capital, Inc. is the
                                                  general partner of, and
                                                  Century Capital Management,
                                                  Inc. is the investment adviser
                                                  to, Century Capital Partners,
                                                  L.P.

Century Capital Partners II, L.P.     DE          CCP Capital II, LLC is the
                                                  general partner of, and
                                                  Century Capital Management,
                                                  Inc. is the investment adviser
                                                  to, Century Capital Partners
                                                  II, L.P.

Century Merchant Bankers LLC          MD          Century Capital Management,
                                                  Inc. and Mr. Fulkerson are the
                                                  sole members.

ITEM 25.          INDEMNIFICATION.

Paragraphs 7 and 12 of the Trust's Declaration of Trust read as follows:

      "7. The Trustees and officers shall not be liable for anything done or omitted by them in good faith, and each of them shall be answerable and accountable only for his own acts, receipts, neglects, and willful defaults, and not for those of the others or of any agent employed by them, nor for the acts, receipts, neglects, willful defaults or solvency of any bank, trust company, or other person with whom or into whose hands any moneys or securities may be deposited or come, nor for any defect in title of any property acquired, nor for making or retaining any investment nor for any loss unless it shall happen through his own willful default, and they shall be entitled to indemnity out of the trust premises against any liability incurred in the execution of the terms or provisions hereof. The Trustees and officers shall be entitled to advice of counsel at the expense of the Trust and shall not be liable for any action taken or omitted in good faith on the advice of counsel. And no Trustee however appointed shall be obliged to give any bond or surety or other security for the performance of any of his duties in the said trusts, but no person shall be appointed to fill any vacancy in the Board of Trustees unless he shall have agreed in writing to be bound in all respects by the Declaration of Trust as it may from time to time be amended, to the same extent as if he had been a Trustee at the date of the execution hereof. Nothing herein shall protect any Trustee or officer against any liability to the Trust or to its shareholders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence, or by reckless disregard of the duties involved in the conduct of his office."

                   "Limitations of Liability of Shareholders,
                      Trustees and Others; Indemnification

      12. (a) No Shareholder shall be subject to any personal liability to any person whatsoever in connection with trust property or the acts, obligations or affairs of the Trust, unless the Shareholder's actions shall have created or contributed to the creation of such liability, as determined by the Trustees consistent with applicable law. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability to any person in connection with trust property or the affairs of the Trust, save only that arising from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office and all such persons shall look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.

      (b) No Trustee, officer, employee or agent of the Trust, and no investment adviser, administrator, custodian, transfer agent or other provider of services to the Trust, shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent for any action or failure to act (including the failure to compel in any way any former or acting Trustee to redress any breach of trust), except upon a showing of bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

      (c) Every person who is or was a Trustee, officer or employee of the Trust and, if the Trustees in their discretion so resolve consistent with the provisions of the Investment Company Act of 1940, any person rendering or having rendered investment advisory, management, administrative or other services to the Trustees or the Trust and every officer, director, trustee, shareholder, employee and agent of any such person (each such person hereinafter referred to as a "Covered Person") shall have a right to be indemnified by the Trust against all liability and reasonable expenses incurred by him in connection with or resulting from any claim, action, suit or proceeding in which he is or may become involved as a party or otherwise by reason of his being or having been a Covered Person, provided (1) said claim, action, suit or proceeding shall be prosecuted to a final determination and he shall be vindicated on the merits, (2) in the absence of such final determination vindicating him on the merits, it shall be determined by the Trustees or counsel, as below provided, that he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Trust and that such indemnification is in the best interests of the Trust and, with respect to any criminal action or proceeding, he had no reasonable cause to believe his conduct was unlawful; said determination be made either by the Trustees by a majority vote of a quorum consisting of disinterested Trustees, or, if such quorum is not obtainable or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, in either case based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      For purposes of the preceding paragraph:

        (1) "liability and reasonable expenses" shall include, but not be limited to, reasonable counsel fees and disbursements, amounts of any judgment, fine or penalty, and reasonable amounts paid in settlement; (2) "claim, action suit or proceeding" shall include every such claim, action suit or proceeding, whether civil or criminal, derivative or otherwise, administrative, judicial, or investigative and any appeal relating thereto, and shall include any reasonable apprehension or threat of such a claim, action, suit or proceeding; (3) a settlement, plea of nolo contendere, consent judgment, adverse civil judgment, or conviction shall not of itself create a presumption that the conduct of the person seeking indemnification did not meet the standard of conduct set forth in the preceding paragraph.

      Notwithstanding the foregoing, the following additional limitations shall apply with respect to any action by or in the right of the Trust; (1) no indemnification shall be made in respect of any claim, issue or matter as to which the Covered Person shall have been adjudged to be liable for gross negligence or misconduct in the performance of his duty to the Trust unless the court which made such a finding or any other court of equity in the county where the Trust has its principal office determines that, despite the adjudication of liability, such Covered Person is fairly and reasonably entitled to indemnity for some or all of his expenses; and (2) indemnification in such case shall extend only to disbursements, and shall not include judgments or fines.

      The right of indemnification shall extend to the legal representative and heirs of any Covered Person otherwise entitled to indemnification. If a Covered Person meets the requirements of this paragraph 12 with respect to some matters in a claim, action, suit or proceeding, but not with respect to others, he shall be entitled to indemnification as to the former. Expenses incurred in defending an action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees in the specific case either upon receipt of an undertaking satisfactory to the Trustees by the Covered Person to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Trust as authorized in this paragraph, or, if the Trust is at the time of such advance insured against losses arising by reason of the advance.

      This paragraph 12 shall not exclude any other rights of indemnification or other rights to which any Covered Person may be entitled to by contract, or as a matter of law."

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding), is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, except for material breaches of the agreement or applicable law, FFS is not liable for any error of judgment or mistake of law or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. In addition, FFS and certain related parties (such as FFS's officers and persons that control FFS) would be entitled to be indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's registration statement or prospectuses or any alleged omission of a material fact required to be stated therein to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the registration statement or prospectus. The foregoing description is qualified by reference to Section 9 of the Distribution Agreement, which is filed as an exhibit to the Trust's registration statement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Century Capital Management, Inc. (the "Adviser") is the investment adviser to Century Small Cap Select Fund, a registered mutual fund, and two investment limited partnerships. The Adviser also serves as sub-adviser to two other publicly traded funds.

During the Trust's last two fiscal years, the directors and officers of the Adviser have been associated with the entities and in the capacities listed opposite each such director's or officer's name in the following table.

Name/
Current Position(s)                        Other
With Adviser                          Associated Company               Address              Position
--------------------                  ------------------         ------------------         ---------
Allan W. Fulkerson                    Century Capital            One Liberty Square         President, Director
President, Director                   Management, Inc.           Boston, MA

                                      Massachusetts Fiduciary    One Liberty Square         President, Director
                                      Advisors, Inc.             Boston, MA

                                      Century Shares Trust       One Liberty Square         Chairman, Trustee
                                                                 Boston, MA

                                      Century Small Cap Select   One Liberty Square         Chairman, Trustee
                                      Fund                       Boston, MA

                                      Century Merchant Bankers   One North Charles Street   Director
                                      LLC                        Suite 1505
                                                                 Baltimore, MD

                                      CCP Capital, Inc.          One Liberty Square         President, Director
                                                                 Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      Lumber Mutual Insurance    One Speen Street           Director & Chairman of
                                      Company                    Framingham, MA             Executive Committe

                                      North American Lumber      One Speen Street           Director & Chairman of
                                      Insurance Company          Framingham, MA             Executive Committee

                                      Seaco Insurance Co.        One Speen Street           Director & Chairman of
                                                                 Framingham, MA             Executive Committee

                                      Mutual Risk Management     69 Front Street            Director
                                      Ltd.                       Hamilton, Bermuda

                                      Terra Nova (Bermuda)       7 Victoria Street          Director
                                      Holdings, Inc.             Hamilton, Bermuda

                                      Wellington Underwriting    2 Minster Court            Director
                                      plc                        Mincing Lane, London

                                      Cairnstone, Inc.           5201 Blue Lagoon Drive     Director
                                                                 Miami, FL

                                      HCC Insurance Holdings,    13403 N.W. Freeway         Director
                                      Inc.                       Houston, TX

                                      The Galtney Group, Inc.    820 Gessner                Director
                                                                 Houston, TX

                                      International Financial    800 Fifth Avenue           Director
                                      Group, Inc.                New York, NY

                                      Lua Seguros La Portena SA  Bartolome Mitre 363        Director
                                                                 Buenos Aires
                                                                 Argentina

Steven Alfano                         Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA



                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      Massachusetts Fiduciary    One Liberty Square         Vice President
                                      Advisors, Inc.             Boston, MA


Frank R. Bazos                        Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      ABN AMRO                   280 South LaSalle Street   Vice President
                                                                 Chicago, IL

                                      AdminiQuest, Inc.          111 S. Tejon Street        Director
                                                                 Colorado Springs, CO

                                      Ascendant One, Inc.        410 Amherst Street         Director
                                                                 Nashua, NH

                                      Insystems Technologies,    19 Allstate Parkway        Director
                                      Inc.                       Markham, Ontario

Patrick J. Carolan                    Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA


                                      Kinder, Lyndenberg,        530 Atlantic Ave.          Director
                                      Domini & Co.               Boston, MA


                                      Fidelity Investments       82 Devonshire St.          Vice President
                                                                 Boston, MA

Richard F. Cook, Jr.                  Century Capital            One Liberty Square         Managing Director,
Managing Director, Treasurer and      Management, Inc.           Boston, MA                 Treasurer and Clerk,
Clerk, Director                                                                             Director

                                      Massachusetts Fiduciary    One Liberty Square         Senior V.P., Treasurer
                                      Advisors, Inc.             Boston, MA                 and Clerk

                                      Century Shares Trust       One Liberty Square         Secretary
                                                                 Boston, MA

                                      Century Small Cap Select   One Liberty Square         Secretary
                                      Fund                       Boston, MA


                                      CCP Capital, Inc.          One Liberty Square         Vice President,
                                                                 Boston, MA                 Treasurer, Director

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      The Patriot Group, Inc.    5709 Linglestown Road      Director
                                                                 Harrisburg, PA


                                      Great Northwest Holding    2229 W. State Street       Director
                                      Co., Inc.                  Boise, ID

                                      DP Mann Holdings Limited   6 London Street            Director
                                                                 London, England

                                      Ineas, B.V.                Entrada 123                Director
                                                                 Amsterdam
                                                                 The Netherlands

William W. Dyer, Jr.                  Century Capital            One Liberty Square         Managing Director
Director                              Management, Inc.           Boston, MA                 (through June 30, 1999),
                                                                                            Director

                                      Century Shares Trust       One Liberty Square         Trustee
                                                                 Boston, MA

                                      Century Small Cap Select   One Liberty Square         Trustee and Vice President
                                      Fund                       Boston, MA


                                      CCP Capital, Inc.          One Liberty Square         Vice President, Director
                                                                 Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      The Patriot Group, Inc.    5709 Linglestown Road      Director
                                                                 Harrisburg, PA

                                      Sen-Tech International     111 John Street            Director
                                      Holdings, Inc.             New York, NY

                                      Seneca Insurance           111 John Street            Director
                                      Company, Inc.              New York, NY

                                      CORE Insurance Holdings,   1010 Washington Blvd.      Director
                                      Inc.                       Stamford, CT

                                      American Direct Business   5 Waterside Crossing       Director
                                      Insurance Agency, Inc.     Windsor, CT

Craig Eisenacher                      Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      General Reinsurance        Financial Centre           Vice President
                                      Corporation.               Stamford, CT

                                      LUA Seguros                Bartolome Mitre 363 SP     Director
                                      La Portena, SA             Buenos Aires, Argentina

                                      Metaserver, Inc.           One Century Tower          Director
                                                                 265 Church Street
                                                                 New Haven, CT

                                      ONLINE! Financial          1000 Polan's Parkway       Director
                                      Solutions, Inc.            Columbus, OH


                                      ProvinciaART               Buenos Aires               Director
                                                                 Argentina


Richard J. Freeman                    Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA

                                      CCP Capital, Inc.          One Liberty Square         Vice President
                                                                 Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      EQE International, Inc.    44 Montgomery Street       Director
                                                                 San Francisco, C

                                      Vista Information          5060 Shoreham Place        Director
                                      Solutions, Inc.            San Diego, CA

                                      InsWeb Corporation         1875 S. Grant Street       Director
                                                                 San Mateo, CA

                                      RewardsPlus of America     100 S. Charles Street      Director
                                      Corp.                      Baltimore, MD


                                      AscendantOne, Inc.         410 Amherst Street         Director
                                                                 Nashua, NH


Davis R. Fulkerson                    Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA

                                      Century Shares Trust       One Liberty Square         Trustee
                                                                 Boston, MA

                                      Century Small Cap          One Liberty Square         Trustee
                                      Select Fund                Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      Massachusetts Fiduciary    One Liberty Square         Vice President
                                      Advisors, Inc.             Boston, MA


                                      iArchives, Inc.            1890 W. 4000 So.           Director
                                                                 Roy, Utah


                                      CEM Associates, Inc.       1805 Highpoint Drive       Director
                                                                 Naperville, IL

                                      RewardsPlus of America,    100 S. Charles Street      Director
                                      Inc.                       Baltimore, MD


                                      Adhesion Technologies      4064 Colony Road           Director
                                                                 Charlotte, NC 28211


Mark A. McLennan                      Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA


                                      Cofiniti, Inc.             1120 South Capital         Director
                                                                 Austin, TX


                                      Business Backers           Solona Beach, CA           Director
                                      Mgmt Co.

                                      LoanCity.com               San Jose, CA               Director


                                      OneCore Financial          Bedford, MA                Director
                                      Network, Inc.


James B. Stradtner                    Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA

                                      Century Merchant Bankers   One North Charles Street   President
                                      LLC                        Suite 1505
                                                                 Baltimore, MD

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA


                                      Kentucky Home Capital      Louisville, KY             Director


                                      Montgomery Mutual          Sandy Spring, MD           Director
                                      Insurance Co.


                                      Legal Mutual Insurance     Baltimore, MD              Director
                                      Society of MD


                                      Great Northwest Holding    2229 W. State Street       Director
                                      Company, Inc.              Boise, ID


                                      Mastercare Companies, Inc. Cranford, NJ               Director


                                      National Healthcare        100 Woodbury Road          Director
                                      Resources, Inc.            Woodbury, NY

                                      American Direct            5 Waterside Crossing       Director
                                      Insurance Agency, Inc.     Windsor, CT

                                      CEM Associates, Inc.       1805 Highpoint Drive       Director
                                                                 Naperville, IL


                                      Cairnstone, Inc.           5201 Blue Lagoon Drive     Director
                                                                 Miami, FL


                                      CORE Insurance             1010 Washington Blvd.      Director
                                      Holdings, Inc.             Stamford, CT


Alexander L. Thorndike                Century Capital            One Liberty Square         Managing Director
Managing Director                     Management, Inc.           Boston, MA

                                      Century Shares Trust       One Liberty Square         Trustee
                                                                 Boston, MA

                                      Century Small Cap Select   One Liberty Square         Trustee and Vice President
                                      Fund                       Boston, MA

                                      CCP Capital II, LLC        One Liberty Square         Managing Member
                                                                 Boston, MA

                                      William Blair and          222 West Adams Street      Analyst
                                      Company LLC                Chicago, IL


                                      Kinder, Lyndenberg,        530 Atlantic Ave.          Director
                                      Domini & Co.               Boston, MA


ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Forum Fund Services, LLC ("FFS"), the Trust's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

The Cutler Trust                        Monarch Funds
Memorial Funds                          Sound Shore Fund, Inc.
Forum Funds                             TrueCrossing Funds
Century Capital Management Trust        Millennium Funds

(b) The following officers of FFS hold the following positions with the Trust. Their business address is Two Portland Square, Portland, Maine 04101.

Name                       Position with Underwriter        Position with Trust
--------------------------------------------------------------------------------

John Y. Keffer             President                         None
David I. Goldstein         Secretary                         None
Ronald H. Hirsch           Treasurer                         None
Benjamin L. Niles          Vice President                    None
Marc D. Keffer             Assistant Secretary               None
Frederick Skillin          Assistant Treasurer               None
Nanette K. Chern           Chief Compliance Officer          None

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All applicable accounts, books and documents required to be maintained by the Trust by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession and custody of the Trust, One Liberty Square, Boston, Massachusetts 02109 and/or its custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, and/or its principal transfer agent and dividend paying agent, Boston Financial Data Services, 66 Brooks Drive, Braintree, MA 02184 and/or its limited purpose co-transfer agent, Charles Schwab Trust Company ("CSTC"), 101 Montgomery Street, San Francisco, CA, 94104, and 320 Springside Drive, Suite 350, Akron, OH, 44333, and/or its principal underwriter, Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101. Boston Financial Data Services, as the Trust's principal transfer agent, maintains shareholder records with the exception of any concerning certain retirement plans as to which CSTC is trustee, which would be maintained by CSTC. The Trust also maintains portfolio trading documents and certain corporate documents. The custodian maintains the general ledger, supporting accounting data and all other accounts, books and documents.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                     NOTICE

A copy of the Declaration of Trust of Century Shares Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer and the trustees of the Registrant as an officer and Trustees, and not individually, and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of Century Shares Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Seventy-Sixth Post-Effective Amendment to Registration Statement No. 2-11466 under Rule 485(b) under the Securities Act and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts on this 26th day of April, 2001.

                                            CENTURY SHARES TRUST

                                            By: /s/ Allan W. Fulkerson
                                                ---------------------------
                                                Allan W. Fulkerson,
                                                Chairman

         Pursuant to the requirements of the Securities Act, this Seventy-Sixth Post-Effective Amendment to Registration Statement No. 2-11466 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                       Date
---------                        -----                       ----


/s/ William O. Bailey            Trustee                     April 18, 2001
--------------------------
William O. Bailey

/s/ John E. Beard                Trustee                     April 17, 2001
--------------------------
John E. Beard

/s/ William W. Dyer, Jr.         Trustee                     April 17, 2001
--------------------------
William W. Dyer, Jr.


/s/ Allan W. Fulkerson           Trustee and Chairman        April 17, 2001
--------------------------
Allan W. Fulkerson

/s/ Davis R. Fulkerson           Trustee                     April 17, 2001
--------------------------
Davis R. Fulkerson

/s/ Michael J. Poulos            Trustee                     April 17, 2001
--------------------------
Michael J. Poulos

/s/ Ernest E. Monrad             Trustee                     April 17, 2001
--------------------------
Ernest E. Monrad

/s/ Jerry S. Rosenbloom          Trustee                     April 17, 2001
--------------------------
Jerry S. Rosenbloom

/s/ Alexander L. Thorndike       Trustee                     April 17, 2001
---------------------------
Alexander L. Thorndike

                                  EXHIBIT INDEX

Exhibit No.    Description

  23(a)        Copy of Declaration of Trust as amended to July 1, 1994, filed as
               Exhibit 23(a) with the Seventy-Third Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

  23(d) Copy of Investment Advisory and Management Services Agreement between Century Shares Trust and Century Capital Management, Inc., effective July 1, 1994, filed as Exhibit 23(d) with the Seventy-Third Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.


  23(e) Copy of Distribution and Subadministration Agreement dated as of October 1, 2000, by and among the Trust, Century Capital Management, Inc. and Forum Financial Services, LLC, filed as Exhibit 23(e) with the Seventy-Fifth Post-Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.


  23(g) Copy of the Custodian Contract, dated as of November 1, 1993, between State Street Bank and Trust Company and the Trust, filed as Exhibit 23(g) with the Seventy-Second Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

  23(h) Copy of the Transfer Agency and Service Agreement, dated as of November 1, 1993, between State Street Bank and Trust Company and the Trust, filed herewith as Exhibit 23(h) with the Seventy-Second Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

  23(i)(1) Opinion of counsel as to legality of shares being registered, filed as Exhibit 10 with the Seventy-First Post Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

  23(i)(2)     Consent of Palmer & Dodge LLP, filed herewith as Exhibit 23(i)(2)

  23(j) Written consent of certified public accountants, filed herewith as Exhibit 23(j).


  23(p)(1) Code of Ethics of Century Shares Trust (as amended June 7, 2000), filed as Exhibit 23(p)(1) with the Seventy-Fifth Post-Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.

  23(p)(2)     Code of Ethics of Century Capital Management (as amended June
               7, 2000), Inc., filed as Exhibit 23(p)(2) with the Seventy-Fifth Post-Effective Amendment to Registration Statement No. 2-11466, is incorporated herein by reference.